Note 9 - Notes Payable, Related Parties (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Notes payable, interest rate	8.00%		8.00%
Notes payable, increase in interest rate in event of default			2.00%
Notes payable, accrued interest rate in event of default			10.00%
Notes payable, percentage of principal prepayment			20.00%
Notes payable principal	$ 5,372,743		$ 5,372,743		$ 5,372,743	$ 5,372,743
Interest payable, current	2,229,713		2,229,713		1,859,977	1,171,782
Interest expense, related party	$ 187,172	$ 112,984	$ 369,736	$ 332,671	$ 688,195	$ 787,586